Net Trading Gains (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 206,016	¥ 421,593	¥ 122,018
Foreign exchange gains (losses)-net	55,998	(1,311)	23,769
Net trading gains	262,014	420,282	145,787
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	55,339	226,278	(160,804)
Derivative contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 150,677	¥ 195,315	¥ 282,822